Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Accounts receivable before allowance for doubtful accounts	$ 7,832	$ 4,220
Allowance for doubtful accounts	(91)	(163)	$ (46)
Accounts receivable	$ 7,741	$ 4,057